Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Earnings Per Share

	2025	2024	2023
	Cents	Cents	Cents	1.
		(Recast)	(Recast)	1.
Basic (loss)/earnings per share from continuing operations attributable to the ordinary equity holders of the Company	(2.11)	10.17	1.32
Total basic (loss)/earnings per share attributable to the ordinary equity holders of the Company	(2.11)	10.17	1.32
[1] For the year ended December 31, 2025 there were 14,057,626 options that were not included in the calculation of diluted earnings as they were antidilutive.

	2025	2024	2023
	Cents	Cents	Cents	1.
		(Recast)	(Recast)	1.
Diluted (loss)/earnings per share from continuing operations attributable to the ordinary equity holders of the Company	(2.11)	9.76	1.30
Total diluted (loss)/earnings per share attributable to the ordinary equity holders of the Company	(2.11)	9.76	1.30

	2025	2024	2023
	Number	Number	Number	1.
	’000	’000	’000
Weighted average number of ordinary shares used as the denominator in calculating basic earnings/loss per share	337,880	331,226	319,181
Weighted average number of ordinary shares used as the denominator in calculating diluted earnings/loss per share[1]	337,880	345,188	323,710